11. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity
	Number of Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance, December 31, 2014	4,770,000	$0.29		$0.00
Option granted	–	–
Options cancelled	(1,100,000)	0.25
Options exercised	–	–
Balance, December 31, 2015	3,670,000	0.3		0.00
Option granted	–	–
Options cancelled	(200,000)	2.29
Options exercised	–	–
Balance December 31, 2016	3,470,000	0.19	5.08	0.00

Exercisable at December 31, 2016	3,470,000	0.19	5.08	0.00

Outstanding and exercisable common stock options
	Options Outstanding and Exercisable
Range of Exercise Price	Number of Options	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$0.07- $0.12	200,000	$0.07	5.53
$0.13 -$0 .15	2,895,000	$0.14	6.71
$0.16 - $0.40	50,000	$0.30	3.92
$0.41 - $0.75	325,000	$0.65	1.90

	3,470,000